Average Annual Total Returns - Class K - BlackRock LifePath Dynamic 2035 Fund	Apr. 30, 2021
LifePath Dynamic 2035 Fund Custom Benchmark (Reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	13.62%
5 Years	10.71%
10 Years	8.52%
Russell 1000® Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	20.96%
5 Years	15.60%
10 Years	14.01%
Class K Shares
Average Annual Return:
1 Year	14.14%
5 Years	11.36%
10 Years	8.88%
Class K Shares | After Taxes on Distributions
Average Annual Return:
1 Year	13.13%
5 Years	9.31%
10 Years	7.30%
Class K Shares | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	8.47%
5 Years	8.23%
10 Years	6.64%